Finance debt - Summary of weighted average interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 61,176	$ 72,664
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	36,079	39,630
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	25,097	33,034
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	60,965	72,343
US dollar | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	35,891	39,452
US dollar | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 25,074	$ 32,891
US dollar | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	3.00%	3.00%
Weighted average time for which rate is fixed Years	12 years	8 years
US dollar | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	2.00%	2.00%
Other currencies
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 211	$ 321
Other currencies | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	188	178
Other currencies | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 23	$ 143
Other currencies | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	6.00%
Weighted average time for which rate is fixed Years	9 years	9 years
Other currencies | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	1.00%	5.00%